Investments in associates	6 Months Ended
Jun. 30, 2024
Investments accounted for using equity method [abstract]
Investments in associates
13.	Investments in associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2024		2023
Million US dollar	Castel	Anadolu Efes	Castel	Anadolu Efes

Balance at 1 January	3 482	164	3 293	171
Effect of movements in foreign exchange	(90)	(17)	52	(48)
Dividends received	(94)	(10)	-	(12)
Share of results of associates	57	22	67	4
Exceptional share of results of associates	-	104	-	-
Balance at 30 June	3 355	263	3 412	115
The exceptional share of results of associates includes 104m US dollar impact from our associate Anadolu Efes’ adoption of IAS 29 hyperinflation accounting on their 2023 results, please refer to Note 7
Exceptional items
.
In the
six-month
period ended 30 June 2024, associates that are
not
individually material contributed 58m US dollar to the results of investment in associates (30 June 2023: 34m US dollar).